U.S. SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	/ X /

Pre-Effective Amendment No. __

Post-Effective Amendment No. 18

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	/ X /

Amendment No. 20

(Check appropriate box or boxes)

The First Western Funds Trust

(Exact Name of Registrant as Specified in Charter)

225 Pictoria Drive, Suite 450

Cincinnati, Ohio 45246

Registrant’s Telephone Number, including Area Code: (513) 587-3400

Linda J. Hoard

Ultimus Fund Solutions, LLC

225 Pictoria Drive, Suite 450

Cincinnati, Ohio 45246

(Name and Address of Agent of Service)

Approximate date of Proposed Public Offering:

It is proposed that this filing will become effective:

/X/	immediately upon filing pursuant to paragraph (b)
/ /	on (date) pursuant to paragraph (b)
/ /	days after filing pursuant to paragraph (a)(1)
/ /	on (date) pursuant to paragraph (a)(1)
/ /	75 days after filing pursuant to paragraph (a)(2)
/ /	on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

/ /	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

This Post-Effective Amendment No. 18 to the Trust's Registration Statement on Form N-1A is filed for the sole purpose of submitting the XBRL exhibits for the risk/return summary first provided in Post-Effective Amendment No. 17 filed December 18, 2019 and incorporates Parts A, B and C from said amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act and has duly caused this Registration Statement to be signed below on its behalf by the undersigned, thereunto duly authorized, on the 6th day of January, 2020.

The First Western Funds Trust

By:	/s/ John Sawyer
John Sawyer
President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

/s/ John Sawyer	President	January 6, 2020
John Sawyer	(Chief Executive Officer)

/s/ Theresa M. Bridge	Treasurer (Chief Financial	January 6, 2020
Theresa M. Bridge	Officer and Principal Accounting
Officer)

*	Trustee
Debra B. Silversmith

*	Trustee
Debra L. McGinty-Poteet		/s/ Linda J. Hoard
Linda J. Hoard
*	Trustee	Attorney-in-Fact*
E. Keith Wirtz		January 6, 2020

*	Trustee
John R. Hildebrand

EXHIBIT INDEX

Exhibit No.	Exhibit
EX-101.INS	XBRL Instance Document
EX-101.SCH	XBRL Taxonomy Extension Schema Document
EX-101.CALC	XBRL Taxonomy Extension Calculation Linkbase
EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase
EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase
EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase